Form N-1A Supplement	Oct. 13, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Aptus January Buffer ETF (JANB)
(the “Fund”)
Supplement dated January 2, 2026 to the Fund’s Summary Prospectus and Prospectus, each dated October 13, 2025
As described in the Fund’s Summary Prospectus and Prospectus, shareholders are subject to a pre-determined upside return cap (“Cap”) from an investment in the Fund for a given period of approximately one year (the “Investment Period”).
On December 31, 2025, the previous Investment Period for the Fund ended. A new Investment Period for the fund began as of January 2, 2026 and will end on December 31, 2026. The Investment Period and Cap for each Fund is set forth below.

	Investment Period Start	Investment Period End	Buffer (before Fund fees and expenses)	Buffer (after Fund fees and expenses)	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
Aptus January Buffer ETF	January 2, 2026	December 31, 2026	15.00%	14.25%	14.05%	13.30%

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.